ACCOUNTS RECEIVABLE, NET - Summary of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Factoring receivables	¥ 80,484		¥ 115,924
Receivables from the distribution sales	23,018		0
Receivables from merchants under marketplace business	4,590		5,898
Receivables from sales channels on other platforms	1,699		231
Receivables from other revenue	1,082		3,338
Less: allowance for credit losses	(16,762)		(7,225)
Total accounts receivable, net	¥ 94,111	$ 13,645	¥ 118,166